Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

The “Compensation Actually Paid” values shown below do not reflect the compensation actually paid to the CEO or the NEOs. As such, the Compensation Committee did not consider the information provided in the table in structuring or determining compensation for our NEOs. For a complete discussion of the company’s executive compensation program and the Committee’s philosophy and approach, please refer to the CD&A section of this Proxy Statement (beginning on page 43).

The table intends to compare “Pay Versus Performance” and prescribes a method to calculate “Compensation Actually Paid” (CAP). While the table shows SCT compensation and CAP values side by side, they are not comparable.

Together with the salary and annual incentive, the SCT values include the accounting fair value of equity awards granted in the year shown (at the time the grant was made), whereas CAP values include a revaluation of the current grant at year-end, plus the year-over-year change in the fair value of multiple years of historical equity grants. Because CAP includes multiple years of grants, the calculation of CAP each year is heavily impacted by the change in the stock price and therefore, may be higher or lower than the SCT compensation values.

The actual value of an equity award realized by an executive depends on several factors measured over multiple years, including the stock price, the financial performance of the company, the rTSR performance of the company as compared to a peer group, timing of stock option exercises and other factors.

					Value of Initial Fixed $100 Investment Based on
Year	Summary Compensation Table Total for PEO ($)(a)	Compensation Actually Paid to PEO ($)(a)(b)(c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)(a)(b)(c)	GD Total Shareholder Return ($)	S&P Total Aerospace & Defense Shareholder Return ($)(d)	Net Earnings ($M)	Annual ROIC(e)
2024	23,794,702	33,404,342	7,130,795	9,578,247	168	136	3,782	13.2%
2023	22,582,776	31,647,903	7,204,864	9,619,890	163	119	3,315	12.3%
2022	21,478,167	48,651,910	6,221,750	12,842,568	152	112	3,390	12.6%
2021	23,553,861	42,557,364	6,501,277	11,102,219	125	95	3,257	11.9%
2020	19,328,499	9,128,233	5,293,847	2,978,395	87	84	3,167	11.8%

Company Selected Measure Name	annual ROIC
Named Executive Officers, Footnote
(a)	For each year represented, Ms. Phebe N. Novakovic was our principal executive officer (PEO). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

Peer Group Issuers, Footnote [Text Block]
(d)	TSR shown in this table utilizes the S&P 500 Aerospace & Defense (A&D) Index, which we use in our stock performance graph required by Item 201(e) of Regulation S-K included in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019, through December 31 of the applicable fiscal year in each of the company’s Common Stock and the S&P A&D Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the S&P A&D Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 23,794,702	$ 22,582,776	$ 21,478,167	$ 23,553,861	$ 19,328,499
PEO Actually Paid Compensation Amount	$ 33,404,342	31,647,903	48,651,910	42,557,364	9,128,233
Adjustment To PEO Compensation, Footnote
	Calculation for PEO	Calculation for Average of Non-PEOs
Calculation(1) of Compensation Actually Paid	Year 2024 ($)	Year 2024 ($)
Summary Compensation Table Total	23,794,702	7,130,795
Less aggregate change in actuarial present value of pension benefits	0	0
Less grant date fair value of stock and option awards	(17,752,248)	(4,927,971)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	18,204,885	5,053,659
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year-end or during the fiscal year	4,139,636	974,315
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards granted in prior fiscal years	4,794,793	1,290,761
Add dividends paid on unvested equity awards during the fiscal year	222,574	56,688
Compensation Actually Paid	33,404,342	9,578,247

Non-PEO NEO Average Total Compensation Amount	$ 7,130,795	7,204,864	6,221,750	6,501,277	5,293,847
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,578,247	9,619,890	12,842,568	11,102,219	2,978,395
Adjustment to Non-PEO NEO Compensation Footnote
	Calculation for PEO	Calculation for Average of Non-PEOs
Calculation(1) of Compensation Actually Paid	Year 2024 ($)	Year 2024 ($)
Summary Compensation Table Total	23,794,702	7,130,795
Less aggregate change in actuarial present value of pension benefits	0	0
Less grant date fair value of stock and option awards	(17,752,248)	(4,927,971)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	18,204,885	5,053,659
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year-end or during the fiscal year	4,139,636	974,315
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards granted in prior fiscal years	4,794,793	1,290,761
Add dividends paid on unvested equity awards during the fiscal year	222,574	56,688
Compensation Actually Paid	33,404,342	9,578,247

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
PEO CAP ($M) Versus GD TSR and S&P Aerospace & Defense Index TSR	Average NEO CAP ($M) Versus GD TSR and S&P Aerospace & Defense Index TSR

Compensation Actually Paid vs. Net Income [Text Block]
PEO CAP ($M) Versus GD Net Earnings ($M)	Average NEO CAP ($M) Versus GD Net Earnings ($M)

Compensation Actually Paid vs. Company Selected Measure [Text Block]
PEO CAP ($M) Versus GD Annual ROIC	Average NEO CAP ($M) Versus GD Annual ROIC

Tabular List [Table Text Block]

2024 Tabular List of Most Important Financial and Non-Financial Performance Measures

The following table presents the financial and non-financial performance measures that the company considers to have been the most important in linking CAP to our PEO and other NEOs in 2024 as set forth in the table above to company performance. The measures in this table are not ranked.

Most Important Performance Measures
Diluted EPS
Free Cash Flow
Operating Margin
Return on Invested Capital (ROIC)
Total Shareholder Return

Total Shareholder Return Amount					87	$ 125	$ 152	$ 163	$ 168
Peer Group Total Shareholder Return Amount					84	$ 95	$ 112	$ 119	$ 136
Net Income (Loss) Attributable to Parent	$ 3,782,000,000	$ 3,315,000,000	$ 3,390,000,000	$ 3,257,000,000	$ 3,167,000,000
Company Selected Measure Amount	0.132	0.123	0.126	0.119	0.118
PEO Name	Novakovic	Novakovic	Novakovic	Novakovic	Novakovic
Less Aggregate Change In Actuarial Present Value Of Pension Benefits [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0
Less Aggregate Change In Actuarial Present Value Of Pension Benefits [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Less Grant Date Fair Value Of Stock And Option Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,752,248)
Less Grant Date Fair Value Of Stock And Option Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,927,971)
Add Year End Fair Value Of Awards Granted During The Fiscal Year That Are Outstanding And Unvested As Of The End Of The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,204,885
Add Year End Fair Value Of Awards Granted During The Fiscal Year That Are Outstanding And Unvested As Of The End Of The Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,053,659
Add Change In Fair Value Whether Positive Or Negative As Of Vesting Date Of Awards Granted In Prior Fiscal Years For Which All Applicable Vesting Conditions Were Satisfied At Fiscal Year End Or During The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,139,636
Add Change In Fair Value Whether Positive Or Negative As Of Vesting Date Of Awards Granted In Prior Fiscal Years For Which All Applicable Vesting Conditions Were Satisfied At Fiscal Year End Or During The Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	974,315
Add Change In Fair Value Whether Positive Or Negative As Of Fiscal Year End For Unvested And Outstanding Awards Granted In Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,794,793
Add Change In Fair Value Whether Positive Or Negative As Of Fiscal Year End For Unvested And Outstanding Awards Granted In Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,290,761
Add Dividends Paid On Unvested Equity Awards During The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	222,574
Add Dividends Paid On Unvested Equity Awards During The Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 56,688
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Annual ROIC
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Diluted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return